NOTE 16. STOCK-BASED COMPENSATION (Details Narrrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 16. Stock-Based Compensation Details Narrrative
Share based compensation expense	$ 4,553	$ 2,914	$ 3,281
Unrecognized compensation expense	$ 4,199
Unrecognized compensation expense, Period for Recognition	10 months 20 days